EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED FEBRUARY 28, 2014 TO

PROSPECTUS DATED JULY 31, 2013

Effective February 28, 2014, Joseph R. Diehl, Jr. is no longer a portfolio manager of the Large Cap Growth Fund. All references to Mr. Diehl in the Prospectus are hereby deleted.

Greg M. Newman will continue to manage the Large Cap Growth Fund.

NORTHERN FUNDS PROSPECTUS

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	EQTY SPT (2/14)

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED FEBRUARY 28, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

Effective February 28, 2014, Joseph R. Diehl, Jr. is no longer a portfolio manager of the Large Cap Growth Fund. All references to Mr. Diehl in the SAI are hereby deleted.

Greg M. Newman will continue to manage the Large Cap Growth Fund.